UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                  Investment Company Act file number 811-08631

                               Phoenix Portfolios
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            900 Third Ave, 31st Floor
                               New York, NY 10022
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.                      John R. Flores, Esq.
Vice President, Chief Legal Officer,                 Vice President
Counsel and Secretary for Registrant          Litigation/Employment Counsel
   Phoenix Life Insurance Company            Phoenix Life Insurance Company
          One American Row                          One American Row
         Hartford, CT 06102                        Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           ---------------

                      Date of fiscal year end: October 31
                                              -------------

                     Date of reporting period: July 31, 2005
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.




PHOENIX PORTFOLIOS
JULY 31, 2005

GLOSSARY

REIT (REAL ESTATE INVESTMENT TRUST)

Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SHORT POSITION ("SHORT")

Stock shares that an investor has sold without actually owning (by borrowing the certificates from a broker) in anticipation of a decline in the stock value by a certain date. If the price falls, the investor buys the shares at the lower rate and makes a profit on the difference. If the price rises, the investor must buy at the higher price and sustain a loss.

Phoenix Market Neutral Fund

                             SCHEDULE OF INVESTMENTS
                                       AND
                              SECURITIES SOLD SHORT
                                  JULY 31, 2005
                                   (UNAUDITED)

                                                      SHARES         VALUE
                                                    ----------   ------------
DOMESTIC COMMON STOCKS--89.5%

ADVERTISING--1.2%
Harte-Hanks, Inc.                                      24,500    $    666,400
Omnicom Group, Inc.                                    12,100       1,026,927
                                                                 ------------
                                                                    1,693,327
                                                                 ------------

AEROSPACE & DEFENSE--0.6%
Moog, Inc. Class A(b)                                  29,100         918,687

APPAREL RETAIL--0.2%
Stage Stores, Inc.                                      6,100         269,437

APPAREL, ACCESSORIES & LUXURY GOODS--0.7%
Russell Corp.                                          51,200         968,704

APPLICATION SOFTWARE--5.2%
Cadence Design Systems, Inc.(b)                        70,200       1,129,518
Epicor Software Corp.(b)                               66,000         978,450
Filenet Corp.(b)                                       37,000       1,045,990
JDA Software Group, Inc.(b)                             4,200          59,682
Magma Design Automation, Inc.(b)                       41,900         402,240
MRO Software, Inc.(b)                                  46,100         757,423
Parametric Technology Corp.(b)                        160,300       1,106,070
Sonic Solutions, Inc.(b)                               52,300       1,004,160
SPSS, Inc.(b)                                           9,400         184,616
Synopsys, Inc.(b)                                      57,400       1,062,474
                                                                 ------------
                                                                    7,730,623
                                                                 ------------

AUTOMOBILE MANUFACTURERS--0.5%
Ford Motor Co.                                         64,600         693,804

AUTOMOTIVE RETAIL--1.4%
AutoNation, Inc.(b)                                    45,200         975,868
CSK Auto Corp.(b)                                      57,600       1,077,696
                                                                 ------------
                                                                    2,053,564
                                                                 ------------

BIOTECHNOLOGY--3.6%
Albany Molecular Research, Inc.(b)                     37,000         574,240
Celgene Corp.(b)                                       21,600       1,033,560
Genzyme Corp.(b)                                       14,900       1,108,709
Gilead Sciences, Inc.(b)                               22,500       1,008,225
Lexicon Genetics, Inc.(b)                              90,100         503,659
United Therapeutics Corp.(b)                           19,000       1,013,650
                                                                 ------------
                                                                    5,242,043
                                                                 ------------

                                                      SHARES         VALUE
                                                    ----------   ------------
DOMESTIC COMMON STOCKS (continued)

BROADCASTING & CABLE TV--1.6%
EchoStar Communications Corp. Class A                  32,100    $    921,912
Salem Communications Corp. Class A(b)                  17,400         349,566
Scripps (E.W.) Co. (The) Class A                       20,100       1,015,653
                                                                 ------------
                                                                    2,287,131
                                                                 ------------

BUILDING PRODUCTS--0.7%
ElkCorp                                                33,000       1,098,900

CASINOS & GAMING--1.0%
Harrah's Entertainment, Inc.                           13,200       1,039,368
Multimedia Games, Inc.(b)                              35,800         375,184
                                                                 ------------
                                                                    1,414,552
                                                                 ------------

COMMERCIAL PRINTING--0.7%
Consolidated Graphics, Inc.(b)                         25,000       1,065,000

COMMUNICATIONS EQUIPMENT--1.2%
Harris Corp.                                           21,900         811,833
Plantronics, Inc.                                      28,200         963,312
                                                                 ------------
                                                                    1,775,145
                                                                 ------------

COMPUTER STORAGE & PERIPHERALS--0.8%
Electronics for Imaging, Inc.(b)                        9,100         191,737
Emulex Corp.(b)                                        52,900       1,004,571
                                                                 ------------
                                                                    1,196,308
                                                                 ------------

CONSTRUCTION & ENGINEERING--0.0%
Perini Corp.(b)                                         1,100          19,371

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.2%
Cummins, Inc.                                          11,500         982,560
Manitowoc Co., Inc. (The)                              17,100         780,615
                                                                 ------------
                                                                    1,763,175
                                                                 ------------

CONSUMER FINANCE--0.8%
Capital One Financial Corp.                            12,300       1,014,750
World Acceptance Corp.(b)                               6,600         179,322
                                                                 ------------
                                                                    1,194,072
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Computer Sciences Corp.(b)                             23,000       1,052,940

Phoenix Market Neutral Fund

                                                      SHARES         VALUE
                                                    ----------   ------------
DOMESTIC COMMON STOCKS (continued)

DEPARTMENT STORES--0.7%
Dillard's, Inc. Class A                                42,900    $    980,694

DISTILLERS & VINTNERS--0.7%
Constellation Brands, Inc. Class A(b)                  35,600         975,440

DIVERSIFIED CHEMICALS--1.2%
Dow Chemical Co. (The)                                 18,100         867,895
Engelhard Corp.                                        33,700         966,853
                                                                 ------------
                                                                    1,834,748
                                                                 ------------

DIVERSIFIED COMMERCIAL SERVICES--0.6%
West Corp.(b)                                          21,200         847,788

DIVERSIFIED METALS & MINING--0.7%
Phelps Dodge Corp.                                      9,600       1,021,920

EDUCATION SERVICES--1.4%
Career Education Corp.(b)                              25,500         989,145
ITT Educational Services, Inc.(b)                      21,100       1,081,375
                                                                 ------------
                                                                    2,070,520
                                                                 ------------

ELECTRIC UTILITIES--2.0%
Exelon Corp.                                           20,300       1,086,456
Otter Tail Corp.                                       26,000         751,400
Pepco Holdings, Inc.                                   43,300       1,033,571
                                                                 ------------
                                                                    2,871,427
                                                                 ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.8%
Amphenol Corp. Class A                                 24,700       1,100,138

ELECTRONIC MANUFACTURING SERVICES--0.1%
TTM Technologies, Inc.(b)                              20,100         142,509

ENVIRONMENTAL SERVICES--0.3%
ABM Industries, Inc.                                   25,700         503,720

GAS UTILITIES--2.1%
AGL Resources, Inc.                                    27,000       1,038,150
ONEOK, Inc.                                            31,600       1,104,420
WGL Holdings, Inc.                                     29,500       1,016,275
                                                                 ------------
                                                                    3,158,845
                                                                 ------------

GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.(b)                                      43,700         566,789

HEALTH CARE EQUIPMENT--2.1%
Biosite, Inc.(b)                                       18,400       1,013,564
CONMED Corp.(b)                                        33,500       1,008,685
STERIS Corp.                                           39,400       1,070,498
                                                                 ------------
                                                                    3,092,747
                                                                 ------------

                                                      SHARES         VALUE
                                                    ----------   ------------
DOMESTIC COMMON STOCKS (continued)

HEALTH CARE FACILITIES--1.3%
Health Management Associates, Inc. Class A             39,900    $    949,620
Kindred Healthcare, Inc.(b)                            26,300         966,262
                                                                 ------------
                                                                    1,915,882
                                                                 ------------

HOMEBUILDING--0.7%
Standard-Pacific Corp.                                 11,200       1,068,368

HOUSEHOLD PRODUCTS--0.7%
Procter & Gamble Co. (The)                             18,400       1,023,592

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.5%
Volt Information Sciences, Inc.(b)                     29,600         775,816

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
Constellation Energy Group, Inc.                       18,000       1,083,780

INDUSTRIAL MACHINERY--0.8%
Gardner Denver, Inc.(b)                                23,600         969,960
Valmont Industries, Inc.                               10,100         264,620
                                                                 ------------
                                                                    1,234,580
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
Cincinnati Bell, Inc.(b)                              233,900       1,061,906
CT Communications, Inc.                                 2,100          28,812
                                                                 ------------
                                                                    1,090,718
                                                                 ------------

INTERNET SOFTWARE & SERVICES--0.8%
Digital River, Inc.(b)                                 28,300       1,131,292

IT CONSULTING & OTHER SERVICES--0.7%
Perot Systems Corp. Class A(b)                         73,600       1,036,288

LIFE & HEALTH INSURANCE--0.7%
Nationwide Financial Services, Inc. Class A            25,700       1,017,206

MULTI-LINE INSURANCE--0.6%
American Financial Group, Inc.                         26,500         896,760

MULTI-UTILITIES & UNREGULATED POWER--0.7%
CMS Energy Corp.(b)                                    69,300       1,097,712

OIL & GAS EQUIPMENT & SERVICES--0.8%
Grant Prideco, Inc.(b)                                 36,500       1,171,650

OIL & GAS EXPLORATION & PRODUCTION--0.7%
Houston Exploration Co. (The)(b)                       17,700       1,022,883

OIL & GAS STORAGE & TRANSPORTATION--0.7%
Williams Cos., Inc. (The)                              49,100       1,042,884

PACKAGED FOODS & MEATS--2.2%
Flowers Foods, Inc.                                    41,250       1,039,088

Phoenix Market Neutral Fund

                                                      SHARES         VALUE
                                                    ----------   ------------
DOMESTIC COMMON STOCKS (continued)

PACKAGED FOODS & MEATS (CONTINUED)
J & J Snack Foods Corp.                                 2,800    $    164,752
Sanderson Farms, Inc.                                  22,900         986,761
Sara Lee Corp.                                         53,600       1,068,248
                                                                 ------------
                                                                    3,258,849
                                                                 ------------

PAPER PACKAGING--0.4%
Chesapeake Corp.                                       15,000         334,500
Sealed Air Corp.(b)                                     5,400         286,524
                                                                 ------------
                                                                      621,024
                                                                 ------------

PAPER PRODUCTS--1.0%
Buckeye Technologies, Inc.(b)                          66,000         636,900
MeadWestvaco Corp.                                     28,300         826,926
                                                                 ------------
                                                                    1,463,826
                                                                 ------------

PHARMACEUTICALS--2.1%
Endo Pharmaceuticals Holdings, Inc.(b)                 38,900       1,107,094
First Horizon Pharmaceutical Corp.(b)                  46,100         981,008
Forest Laboratories, Inc.(b)                           25,000         998,000
                                                                 ------------
                                                                    3,086,102
                                                                 ------------

PRECIOUS METALS & MINERALS--0.4%
Stillwater Mining Co.(b)                               71,800         585,888

PROPERTY & CASUALTY INSURANCE--2.7%
Berkley (W.R.) Corp.                                   19,050         713,042
LandAmerica Financial Group, Inc.                      16,600       1,040,488
ProAssurance Corp.(b)                                  22,500         966,600
Safety Insurance Group, Inc.                           29,500       1,067,605
Zenith National Insurance Corp.                         2,300         160,172
                                                                 ------------
                                                                    3,947,907
                                                                 ------------

PUBLISHING & PRINTING--0.7%
Belo Corp. Class A                                     42,800       1,022,064

RAILROADS--0.7%
Burlington Northern Santa Fe Corp.                     20,000       1,085,000

REGIONAL BANKS--5.1%
Bank of Hawaii Corp.                                   20,300       1,042,405
City Holdings Co.                                      12,600         483,210
Columbia Banking System, Inc.                          16,910         468,069
Commerce Bancorp, Inc.                                 30,500       1,034,865
Community Banks, Inc.                                   4,200         116,466
First Indiana Corp.                                     6,500         210,145
First Republic Bank                                     6,050         229,174
Glacier Bancorp, Inc.                                  17,731         506,397
Independent Bank Corp.                                 32,420       1,001,130

                                                      SHARES         VALUE
                                                    ----------   ------------
DOMESTIC COMMON STOCKS (continued)

REGIONAL BANKS (CONTINUED)
M&T Bank Corp.                                          6,500    $    705,315
NBT Bancorp, Inc.                                       3,000          74,610
Oriental Financial Group, Inc.                         16,240         259,028
Pacific Capital Bancorp                                21,100         722,042
Santander BanCorp                                      21,700         606,515
                                                                 ------------
                                                                    7,459,371
                                                                 ------------

REINSURANCE--0.2%
Arch Capital Group Ltd.(b)                              7,797         358,662

REITS--8.7%
AMB Property Corp.                                     23,000       1,057,770
Arbor Realty Trust, Inc.                               33,600       1,034,880
CBL & Associates Properties, Inc.                      24,000       1,101,120
Cousins Properties, Inc.                               12,900         420,540
Cresent Real Estate Equities Co.                       52,200       1,018,944
Developers Diversified Realty Corp.                    19,300         939,331
Equity Lifestyle Properties, Inc.                      23,100       1,018,017
Friedman, Billings, Ramsey Group, Inc. Class A         68,200         958,892
Highwoods Properties, Inc.                             33,900       1,072,935
Innkeepers USA Trust                                   68,000       1,045,160
LTC Properties, Inc.                                   44,600       1,043,640
New Plan Excel Realty Trust                            37,600       1,029,488
Parkway Properties, Inc.                               20,400       1,092,420
                                                                 ------------
                                                                   12,833,137
                                                                 ------------

RESTAURANTS--2.0%
California Pizza Kitchen, Inc.(b)                      31,700         970,020
Darden Restaurants, Inc.                               30,300       1,051,410
Lone Star Steakhouse & Saloon, Inc.                    31,800         955,908
                                                                 ------------
                                                                    2,977,338
                                                                 ------------

SEMICONDUCTOR EQUIPMENT--0.4%
Cohu, Inc.                                             26,300         647,243

SEMICONDUCTORS--4.2%
Altera Corp.(b)                                        47,600       1,041,012
Cree, Inc.(b)                                          27,400         812,410
International Rectifier Corp.(b)                       19,800         931,590
IXYS Corp.(b)                                          76,000         889,960
National Semiconductor Corp.                           42,100       1,040,291
NVIDIA Corp.(b)                                        38,500       1,041,810
Pixelworks, Inc.(b)                                    51,500         397,065
                                                                 ------------
                                                                    6,154,138
                                                                 ------------

SPECIALTY CHEMICALS--1.1%
Albemarle Corp.                                        27,200       1,036,320

Phoenix Market Neutral Fund

                                                      SHARES         VALUE
                                                    ----------   -----------
DOMESTIC COMMON STOCKS (continued)

SPECIALTY CHEMICALS (CONTINUED)
Lubrizol Corp.  (The)                                  13,600    $    598,400
                                                                 ------------
                                                                    1,634,720
                                                                 ------------

SPECIALTY STORES--2.6%
Claire's Stores, Inc.                                  37,200         945,252
Guitar Center, Inc.(b)                                 16,000       1,033,520
Michaels Stores, Inc.                                  25,800       1,057,800
Trans World Entertainment Corp.(b)                     71,500         750,750
                                                                 ------------
                                                                    3,787,322
                                                                 ------------

SYSTEMS SOFTWARE--0.7%
Progress Software Corp.(b)                             32,100         997,989

THRIFTS & MORTGAGE FINANCE--4.9%
Commercial Capital Bancorp, Inc.                       14,400         285,696
Corus Bankshares, Inc.                                  2,500         156,850
Countrywide Financial Corp.                            25,000         900,000
Downey Financial Corp.                                 12,800         991,232
Fannie Mae                                             17,900         999,894
Fidelity Bankshares, Inc.                              17,450         546,883
First Niagara Financial Group                          71,700       1,056,141
Flushing Financial Corp.                               32,149         608,902
Franklin Bank Corp.(b)                                  5,600         102,872
Sovereign Bancorp, Inc.                                43,900       1,053,161
W Holding Co., Inc.                                    42,600         455,394
                                                                 ------------
                                                                    7,157,025
                                                                 ------------

TIRES & RUBBER--0.7%
Goodyear Tire & Rubber Co. (The)(b)                    63,100       1,098,571

TRUCKING--1.4%
Dollar Thrifty Automotive Group, Inc.(b)               14,900         466,370
Swift Transportation Co., Inc.(b)                      26,300         578,337
Yellow Roadway Corp.(b)                                19,900       1,052,909
                                                                 ------------
                                                                    2,097,616
                                                                 ------------

WATER UTILITIES--0.3%
SJW Corp.                                               7,100         391,849

WIRELESS TELECOMMUNICATION SERVICES--0.7%
UbiquiTel, Inc.(b)                                    114,300       1,044,702
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $118,086,535)                                    131,923,822
-----------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                    ----------   ------------
FOREIGN  COMMON STOCKS(d)--2.0%

DIVERSIFIED METALS & MINING--0.7%
Freeport-McMoRan Copper & Gold, Inc. Class B
   (Indonesia)                                         26,700    $  1,075,476

FOOD DISTRIBUTORS--0.0%
Telefonica Moviles S.A. (Argentina)(b)(c)               1,400               0

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Telefonica Data Argentina S.A. (Argentina)(b)(c)        1,400               0

PROPERTY & CASUALTY INSURANCE--0.7%
ACE Ltd. (United States)                               21,800       1,007,378

THRIFTS & MORTGAGE FINANCE--0.6%
R&G Financial Corp. Class B (United States)            59,400         938,520
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,273,601)                                        3,021,374
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--91.5%
(IDENTIFIED COST $121,360,136)                                    134,945,196
-----------------------------------------------------------------------------

                                                    PAR VALUE
                                                       (000)         VALUE
                                                    ----------   ------------
SHORT-TERM INVESTMENTS--6.4%

COMMERCIAL PAPER--6.4%
Emerson Electric Co. 3.24%, 8/3/05                  $   1,700       1,699,694
UBS Finance Delaware LLC 3.28%, 8/9/05                  3,040       3,037,784
Harley-Davidson Funding Corp. 3.27%, 8/15/05              425         424,459
Harley-Davidson Funding Corp. 3.30%, 8/15/05            4,205       4,199,604
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $9,361,541)                                        9,361,541
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.9%
(IDENTIFIED COST $130,721,677)                                    144,306,737(a)

SECURITIES SOLD SHORT--(91.6)%
(PROCEEDS $128,002,899)                                          (135,055,308)

Other assets and liabilities, net--93.7%                          138,159,853
                                                                 ------------
NET ASSETS--100.0%                                               $147,411,282
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,733,339 and gross depreciation of $3,589,095 for federal income tax purposes. At July 31, 2005, the aggregate cost of securities for federal income tax purposes was $131,162,493.

(b)   Non-income producing.

(c) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At July 31, 2005, these securities amounted to a value of $0 or 0.0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedule of Investments and Securities Sold Short.

(d) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedule of Investments and Securities Sold Short.

Phoenix Market Neutral Fund

                                                      SHARES         VALUE
                                                    ----------   ------------
SECURITIES SOLD SHORT--91.6%

DOMESTIC COMMON STOCKS--91.0%

ADVERTISING--1.1%
Catalina Marketing Corp.                                27,300   $    653,289
Interpublic Group of Cos., Inc. (The)(b)                81,800      1,022,500
                                                                 ------------
                                                                    1,675,789
                                                                 ------------

AIR FREIGHT & COURIERS--0.5%
Robinson (C.H.) Worldwide, Inc.                         11,200        700,784

ALUMINUM--0.7%
Alcoa, Inc.                                             36,300      1,018,215

APPAREL RETAIL--0.2%
Deb Shops, Inc.                                         11,678        280,272

APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
Kellwood Co.                                            38,400        933,504

APPLICATION SOFTWARE--4.4%
Agile Software Corp.                                    54,900        356,301
Aspen Technology, Inc.                                  10,200         54,366
Manhattan Associates, Inc.                              41,700        863,190
Mentor Graphics Corp.                                   96,900        902,139
NAVTEQ Corp.(b)                                         27,800      1,222,366
Opsware, Inc.                                          162,300        908,880
Pegasystems, Inc.                                       34,100        208,351
Siebel Systems, Inc.                                   117,100        983,640
TIBCO Software, Inc.                                   120,500        926,042
                                                                 ------------
                                                                    6,425,275
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.7%
Waddell & Reed Financial, Inc. Class A                  54,200      1,053,106

AUTOMOBILE MANUFACTURERS--0.5%
General Motors Corp.                                    20,100        740,082

AUTOMOTIVE RETAIL--1.4%
O'Reilly Automotive, Inc.(b)                            34,400      1,109,744
Pep Boys-Manny, Moe & Jack (The)                        72,200        981,198
                                                                 ------------
                                                                    2,090,942
                                                                 ------------

BIOTECHNOLOGY--4.4%
Alkermes, Inc.(b)                                       70,700      1,095,850
Cell Genesys, Inc.                                      83,300        500,633
Chiron Corp.(b)                                         28,400      1,028,932
ICOS Corp.(b)                                           45,700      1,152,097
MedImmune, Inc.(b)                                      36,200      1,028,442
Orchid Cellmark, Inc.                                   58,000        496,480

                                                      SHARES         VALUE
                                                    ----------   ------------
DOMESTIC COMMON STOCKS (continued)

BIOTECHNOLOGY (CONTINUED)
Techne Corp.                                            22,400   $  1,099,168
                                                                 ------------
                                                                    6,401,602
                                                                 ------------

BROADCASTING & CABLE TV--0.8%
Liberty Media Corp. Class A                             97,300        855,267
Spanish Broadcasting System, Inc. Class A(b)            38,000        326,800
                                                                    ---------
                                                                    1,182,067
                                                                    ---------

BUILDING PRODUCTS--0.8%
Simpson Manufacturing Co., Inc.                         31,900      1,222,408

CASINOS & GAMING--1.0%
Churchill Downs, Inc.                                    9,220        427,255
Wynn Resorts Ltd.(b)                                    18,600      1,047,180
                                                                 ------------
                                                                    1,474,435
                                                                 ------------

COMMERCIAL PRINTING--0.6%
Bowne & Co., Inc.                                       68,300        936,393

COMMODITY CHEMICALS--0.2%
Spartech Corp.                                          14,900        279,077

COMMUNICATIONS EQUIPMENT--1.2%
3Com Corp.                                             307,800      1,120,392
UTStarcom, Inc.                                         77,700        685,314
                                                                 ------------
                                                                    1,805,706
                                                                 ------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.2%
NACCO Industries, Inc. Class A                           6,800        786,080
Navistar International Corp.                            29,000        990,350
                                                                 ------------
                                                                    1,776,430
                                                                 ------------

CONSUMER FINANCE--0.8%
Credit Acceptance Corp.                                 12,900        173,505
USA Education, Inc.                                     19,900      1,024,651
                                                                 ------------
                                                                    1,198,156
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Electronic Data Systems Corp.                           52,200      1,073,754

DEPARTMENT STORES--0.7%
Saks, Inc.                                              51,300      1,088,586

DISTILLERS & VINTNERS--0.7%
Brown-Forman Corp. Class B                              16,900        987,805

DIVERSIFIED CHEMICALS--1.7%
Cabot Corp.                                             30,900      1,068,831
Du Pont (E.I.) de Nemours & Co.                         19,100        815,188

Phoenix Market Neutral Fund

                                                      SHARES         VALUE
                                                    ----------   ------------
DOMESTIC COMMON STOCKS (continued)

DIVERSIFIED CHEMICALS (CONTINUED)
Hercules, Inc.(b)                                       41,300   $    578,200
                                                                 ------------
                                                                    2,462,219
                                                                 ------------

DIVERSIFIED COMMERCIAL SERVICES--1.0%
ChoicePoint, Inc.                                       19,900        867,640
PRG-Schultz International, Inc.                          8,800         27,808
Tetra Tech, Inc.(b)                                     39,500        593,685
                                                                 ------------
                                                                    1,489,133
                                                                 ------------

EDUCATION SERVICES--1.3%
Apollo Group, Inc. Class A(b)                           11,900        894,285
DeVry, Inc.                                             49,400        982,566
                                                                 ------------
                                                                    1,876,851
                                                                 ------------

ELECTRIC UTILITIES--2.0%
Hawaiian Electric Industries, Inc.                      38,500      1,036,805
IDACORP, Inc.                                           25,000        786,250
Reliant Energy, Inc.(b)                                 83,500      1,107,210
                                                                 ------------
                                                                    2,930,265
                                                                 ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--2.0%
AVX Corp.                                               76,400      1,043,624
Electro Scientific Industries, Inc.                     32,400        712,800
National Instruments Corp.                              43,650      1,198,193
                                                                 ------------
                                                                    2,954,617
                                                                 ------------

ELECTRONIC MANUFACTURING SERVICES--0.3%
Echelon Corp.                                           33,600        282,576
Park Electrochemical Corp.                               7,100        187,014
                                                                 ------------
                                                                      469,590
                                                                 ------------

ENVIRONMENTAL SERVICES--0.4%
Central Parking Corp.                                   40,300        584,350

FOREST PRODUCTS--0.4%
Deltic Timber Corp.                                     14,200        606,908

GAS UTILITIES--1.3%
Nicor, Inc.                                             23,900        975,598
Peoples Energy Corp.                                    22,600        975,190
                                                                 ------------
                                                                    1,950,788
                                                                 ------------

GENERAL MERCHANDISE STORES--0.4%
Fred's, Inc.                                            29,300        565,490

GOLD--0.7%
Newmont Mining Corp.                                    27,600      1,036,380

                                                      SHARES         VALUE
                                                    ----------   ------------
DOMESTIC COMMON STOCKS (continued)

HEALTH CARE EQUIPMENT--0.8%
INAMED Corp.(b)                                         15,250   $  1,104,405

HEALTH CARE FACILITIES--1.4%
Sunrise Senior Living, Inc.(b)                          18,900      1,001,700
Tenet Healthcare Corp.                                  82,600      1,002,764
                                                                 ------------
                                                                    2,004,464
                                                                 ------------

HEALTH CARE SUPPLIES--0.7%
Polymedica Corp.                                        28,400        997,408

HOMEBUILDING--0.7%
Toll Brothers, Inc.                                     18,200      1,008,644

HOMEFURNISHING RETAIL--1.2%
Haverty Furniture Cos., Inc.                            62,000        828,940
Pier 1 Imports, Inc.                                    69,700        991,134
                                                                 ------------
                                                                    1,820,074
                                                                 ------------

HOUSEHOLD PRODUCTS--0.7%
Colgate-Palmolive Co.                                   19,700      1,042,918

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.5%
Spherion Corp.                                          97,800        772,620

INDUSTRIAL MACHINERY--1.4%
Cuno, Inc.                                               1,100         79,156
Kadant, Inc.                                            38,600        882,010
Tecumseh Products Co. Class A                           34,800      1,044,000
                                                                 ------------
                                                                    2,005,166
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
IDT Corp. Class B                                       80,800      1,049,592
North Pittsburgh Systems, Inc.                           1,400         29,344
                                                                 ------------
                                                                    1,078,936
                                                                 ------------

INTERNET SOFTWARE & SERVICES--0.5%
Openwave Systems, Inc.(b)                               40,600        753,130

IT CONSULTING & OTHER SERVICES--0.7%
Unisys Corp.                                           153,400        992,498

LIFE & HEALTH INSURANCE--0.6%
Lincoln National Corp.                                  19,600        946,680

MULTI-UTILITIES--2.1%
Dominion Resources, Inc.                                14,100      1,041,426
DTE Energy Co.                                          22,100      1,038,700
Vectren Corp.                                           36,000      1,043,280
                                                                 ------------
                                                                    3,123,406
                                                                 ------------

Phoenix Market Neutral Fund

                                                      SHARES         VALUE
                                                    ----------   ------------
DOMESTIC COMMON STOCKS (continued)

OIL & GAS EQUIPMENT & SERVICES--0.8%
FMC Technologies, Inc.(b)                               30,900   $  1,120,125

OIL & GAS EXPLORATION & PRODUCTION--0.7%
Encore Acquisition Co.                                  32,400      1,021,896

OIL & GAS STORAGE & TRANSPORTATION--0.7%
El Paso Corp.                                           88,800      1,065,600

PACKAGED FOODS & MEATS--2.2%
American Italian Pasta Co. Class A                       6,500        136,825
ConAgra Foods, Inc.                                     44,600      1,012,866
Del Monte Foods Co.(b)                                  94,300      1,059,932
Tootsie Roll Industries, Inc.                           32,194      1,007,350
                                                                 ------------
                                                                    3,216,973
                                                                 ------------

PAPER PACKAGING--0.2%
Rock-Tenn Co. Class A                                   25,300        340,791

PAPER PRODUCTS--0.5%
Bowater, Inc.                                           21,800        737,058

PHARMACEUTICALS--1.9%
Lilly (Eli) & Co.                                       17,100        963,072
Noven Pharmaceuticals, Inc.                             55,700        941,887
Par Pharmaceutical Cos., Inc.                           34,800        815,016
                                                                 ------------
                                                                    2,719,975
                                                                 ------------

PRECIOUS METALS & MINERALS--0.4%
Hecla Mining Co.                                       123,700        513,355

PROPERTY & CASUALTY INSURANCE--2.9%
Baldwin & Lyons, Inc. Class B                            7,400        201,650
CNA Financial Corp.                                     35,000      1,050,350
Direct General Corp.                                    59,100      1,101,624
Harleysville Group, Inc.                                16,439        362,480
Old Republic International Corp.                        25,000        656,500
Triad Guaranty, Inc.                                    19,100        916,609
                                                                 ------------
                                                                    4,289,213
                                                                 ------------

PUBLISHING & PRINTING--1.4%
Dow Jones & Co., Inc.                                   27,100      1,017,063
Lee Enterprises, Inc.                                   24,000      1,027,440
                                                                 ------------
                                                                    2,044,503
                                                                 ------------

RAILROADS--0.8%
Union Pacific Corp.                                     16,200      1,139,022

REGIONAL BANKS--4.8%
Chemical Financial Corp.                                20,100        671,340
Citizens Banking Corp.                                  17,300        547,718

                                                      SHARES         VALUE
                                                    ----------   ------------
DOMESTIC COMMON STOCKS (continued)

REGIONAL BANKS (CONTINUED)
First Commonwealth Financial Corp.                      70,200   $    979,290
First Merchants Corp.                                    8,500        232,050
Lakeland Bancorp, Inc.                                   3,675         57,367
Midwest Banc Holdings, Inc.                             19,900        409,741
Park National Corp.                                      9,455      1,076,168
Peoples Bancorp, Inc.                                    8,300        240,285
Sandy Spring Bancorp, Inc.                              14,800        511,044
Sterling Bancorp                                         4,300         96,750
Texas Capital Banshares, Inc.                           13,300        314,146
Valley National Bancorp                                 43,860      1,032,903
Westamerica Bancorp                                     13,500        739,125
Yardville National Bancorp                               5,300        191,913
                                                                 ------------
                                                                    7,099,840
                                                                 ------------

REITS--8.0%
Alexandria Real Estate Equities, Inc.                    5,100        410,295
BRE Properties, Inc. Class A                            22,800      1,023,720
CenterPoint Properties Trust                            23,900      1,048,254
EastGroup Properties, Inc.                              22,400        972,160
Liberty Property Trust                                  23,400      1,050,192
Macerich Co. (The)                                      15,200      1,067,344
National Health Investors, Inc.                         36,500      1,123,105
Post Properties, Inc.                                   27,700      1,105,507
Reckson Associates Realty Corp.                         29,600      1,039,552
Shurgard Storage Centers, Inc. Class A                  19,900        933,310
Sun Communities, Inc.                                   29,700      1,035,045
Town & Country Trust (The)                              35,100      1,019,304
                                                                 ------------
                                                                   11,827,788
                                                                 ------------

RESTAURANTS--2.2%
Rare Hospitality International, Inc.                    34,100      1,062,556
Red Robin Gourmet Burgers, Inc.(b)                      17,000      1,020,680
Wendy's International, Inc.                             22,100      1,142,570
                                                                 ------------
                                                                    3,225,806
                                                                 ------------

SEMICONDUCTORS--4.4%
Cypress Semiconductor Corp.                             72,100      1,035,356
Lattice Semiconductor Corp.                            161,100        829,665
Micron Technology, Inc.(b)                              89,800      1,066,824
Semtech Corp.(b)                                        55,300      1,015,308
TriQuint Semiconductor, Inc.                           282,600      1,062,576
Vitesse Semiconductor Corp.                            180,800        401,376
Xilinx, Inc.                                            35,200        997,920
                                                                 ------------
                                                                    6,409,025
                                                                 ------------

Phoenix Market Neutral Fund

                                                      SHARES         VALUE
                                                    ----------   ------------
DOMESTIC COMMON STOCKS (continued)

SPECIALTY CHEMICALS--0.7%
Cytec Industries, Inc.                                  23,900   $  1,084,582

SPECIALTY STORES--1.3%
PETsMART, Inc.                                          28,200        838,950
Sharper Image Corp.                                      2,500         36,100
Tractor Supply Co.                                      18,400      1,034,448
                                                                 ------------
                                                                    1,909,498
                                                                 ------------

SYSTEMS SOFTWARE--0.7%
Borland Software Corp.                                 161,900      1,086,349

THRIFTS & MORTGAGE FINANCE--7.1%
Brookline Bancorp, Inc.                                 62,300        997,423
City Bank                                                8,200        275,766
Clifton Savings Bancorp, Inc.                           10,900        115,104
Freddie Mac                                             16,100      1,018,808
Fremont General Corp.                                   43,100      1,053,364
Independence Community Bank Corp.                       27,900      1,032,579
MAF Bancorp, Inc.                                       22,900      1,010,119
Northwest Bancorp, Inc.                                 19,200        410,784
Partners Trust Financial Group, Inc.                    53,800        639,682
PMI Group, Inc. (The)                                   26,900      1,101,555
Provident New York Bancorp                              39,400        464,920
Radian Group, Inc.                                      18,600        959,388
Washington Federal, Inc.                                18,670        434,451
Webster Financial Corp.                                 21,000      1,012,200
                                                                 ------------
                                                                   10,526,143
                                                                 ------------

TIRES & RUBBER--0.8%
Cooper Tire & Rubber Co.                                55,600      1,118,672

TRADING COMPANIES & DISTRIBUTORS--0.2%
Lawson Products, Inc.                                    7,700        315,084

TRUCKING--0.7%
Heartland Express, Inc.                                 52,000      1,082,120

WATER UTILITIES--0.2%
American States Water Co.                               10,000        311,000

                                                      SHARES         VALUE
                                                    ----------   ------------
DOMESTIC COMMON STOCKS (continued)

WIRELESS TELECOMMUNICATION SERVICES--0.7%
Alamosa Holdings, Inc.                                  64,900   $  1,042,294
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(PROCEEDS $126,889,706)                                           134,168,040
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--0.6%

INTERNET SOFTWARE & SERVICES--0.6%
Sohu.Com, Inc. (China)                                  48,800        887,184
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(PROCEEDS $1,113,193)                                                 887,184
-----------------------------------------------------------------------------

RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology Tax Refund Rights(b)                    700             84
-----------------------------------------------------------------------------
TOTAL RIGHTS
(PROCEEDS $0)                                                              84
-----------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT
(PROCEEDS $128,002,899)                                           135,055,308(a)
                                                                 ============

(a) Federal Tax Information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $5,227,269 and gross depreciation of $13,417,069 for federal income tax purposes. At July 31, 2005, the aggregate proceeds of securities sold short for federal income tax purposes was ($126,865,508).

(b) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At July 31, 2005, this security amounted to a value of $(84) or 0.0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedule of Investments and Securities Sold Short.

PHOENIX PORTFOLIOS
NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
JULY 31, 2005 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Portfolios in the preparation of the Schedule of Investments and Securities Sold Short. The preparation of the Schedule of Investments and Securities Sold Short requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedule of Investments and Securities Sold Short. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments and securities sold short: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX PORTFOLIOS
NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
JULY 31, 2005 (UNAUDITED)

E. REIT INVESTMENTS

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

F. SHORT SALES

      A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

      At July 31, 2005, the value of securities sold short amounted to $135,055,308 against which collateral of $271,528,727 was held.

NOTE 2 -- ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments and Securities Sold Short where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At July 31, 2005, the Fund held the following restricted securities:

                                                         Market        % of
                           Acquisition   Acquisition      Value     Net Assets
                               Date          Cost      at 7/31/05   at 7/31/05
                           -----------   -----------   ----------   ----------
Telefonica Moviles S.A.      12/20/01       $  --         $  --         0.0%
Telefonica Data
Argentina S.A.               12/20/01          --            --         0.0
Seagate Technology
Refund Rights                11/22/00          --           (84)        0.0

At the end of the period, the value of restricted securities amounted to $(84) or 0.0% of net assets.

         The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of restricted securities.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Portfolios
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 20, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 20, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date     September 19, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.